Accrued Expenses and Other Current Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities, Current [Abstract]
Deposits from advertising agencies and customers	¥ 12,114	¥ 16,518
Accrued professional fees	3,545	3,334
Advertising and promotion expenses payables and accruals	1,267	5,036
General operating expenses payables and accruals	49,799	65,755
Deposits from potential house buyers	10,113	17,217
Others	12,204	15,383
Total	¥ 89,042	¥ 123,243